Operating leases and rental payments (Tables)	12 Months Ended
Dec. 31, 2018
Operating leases and rental payments
Schedule of future minimum rental payments under non-cancelable operating leases
Future minimum rental payments
in € THOUS
	2018	2017

1 year	822.331	728.312
1-3 years	1.450.399	1.246.719
3-5 years	1.096.837	934.725
Over 5 years	2.158.071	1.595.270
Total	5.527.638	4.505.026